Segmented Information - Summary of Information Relating to Reportable Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 2,316.1	$ 1,494.7
Production costs and royalties	1,535.1	1,130.3
Depreciation	484.2	316.0
Gross profit	296.8	48.4
Mine operating earnings (losses)	82.2	45.1
Capital expenditures	423.0	289.5
Morococha
Disclosure of operating segments [line items]
Mine operating earnings (losses)	17.9	15.5
Manantial Espejo
Disclosure of operating segments [line items]
Mine operating earnings (losses)	15.1	0.0
Escobal
Disclosure of operating segments [line items]
Mine operating earnings (losses)	26.0	24.6
MARA
Disclosure of operating segments [line items]
Mine operating earnings (losses)	20.4	0.0
Navidad
Disclosure of operating segments [line items]
Mine operating earnings (losses)	2.8	5.0
Silver Segment:
Disclosure of operating segments [line items]
Revenue	611.2	504.8
Production costs and royalties	496.2	392.0
Depreciation	69.6	66.2
Gross profit	45.4	46.6
Capital expenditures	133.7	121.5
Silver Segment: | La Colorada | Mexico
Disclosure of operating segments [line items]
Revenue	122.5	155.0
Production costs and royalties	128.1	98.7
Depreciation	22.1	20.2
Gross profit	(27.7)	36.1
Capital expenditures	63.9	91.7
Silver Segment: | Huaron | Peru
Disclosure of operating segments [line items]
Revenue	145.4	145.7
Production costs and royalties	105.2	100.5
Depreciation	12.9	11.8
Gross profit	27.3	33.4
Capital expenditures	36.2	15.5
Silver Segment: | Morococha | Peru
Disclosure of operating segments [line items]
Revenue	0.0	22.1
Production costs and royalties	0.0	20.6
Depreciation	0.0	2.3
Gross profit	0.0	(0.8)
Capital expenditures	2.1	1.3
Silver Segment: | San Vicente | Bolivia
Disclosure of operating segments [line items]
Revenue	91.5	76.9
Production costs and royalties	69.8	59.5
Depreciation	9.5	8.8
Gross profit	12.2	8.6
Capital expenditures	3.8	7.1
Silver Segment: | Manantial Espejo | Argentina
Disclosure of operating segments [line items]
Revenue	37.7	105.1
Production costs and royalties	32.4	112.7
Depreciation	2.0	23.1
Gross profit	3.3	(30.7)
Capital expenditures	0.2	4.3
Silver Segment: | Cerro Moro | Argentina
Disclosure of operating segments [line items]
Revenue	214.1
Production costs and royalties	160.7
Depreciation	23.1
Gross profit	30.3
Capital expenditures	25.4
Silver Segment: | Escobal | Guatemala
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Production costs and royalties	0.0	0.0
Depreciation	0.0	0.0
Gross profit	0.0	0.0
Capital expenditures	2.1	1.6
Gold Segment:
Disclosure of operating segments [line items]
Revenue	1,704.7	989.9
Production costs and royalties	1,038.9	738.3
Depreciation	406.2	247.6
Gross profit	259.6	4.0
Capital expenditures	244.7	166.1
Gold Segment: | Dolores | Mexico
Disclosure of operating segments [line items]
Revenue	267.5	303.9
Production costs and royalties	132.6	301.9
Depreciation	114.3	129.8
Gross profit	20.6	(127.8)
Capital expenditures	8.7	35.8
Gold Segment: | Shahuindo | Peru
Disclosure of operating segments [line items]
Revenue	284.7	266.4
Production costs and royalties	143.7	146.2
Depreciation	45.3	44.5
Gross profit	95.7	75.7
Capital expenditures	57.1	44.6
Gold Segment: | La Arena | Peru
Disclosure of operating segments [line items]
Revenue	190.2	175.9
Production costs and royalties	122.4	103.9
Depreciation	32.4	34.7
Gross profit	35.4	37.3
Capital expenditures	21.2	48.0
Gold Segment: | Timmins | Canada
Disclosure of operating segments [line items]
Revenue	260.6	243.7
Production costs and royalties	201.4	186.3
Depreciation	39.8	38.6
Gross profit	19.4	18.8
Capital expenditures	46.9	37.7
Gold Segment: | Jacobina | Brazil
Disclosure of operating segments [line items]
Revenue	287.5
Production costs and royalties	129.9
Depreciation	86.9
Gross profit	70.7
Capital expenditures	69.9
Gold Segment: | El Peñon | Chile
Disclosure of operating segments [line items]
Revenue	259.4
Production costs and royalties	184.2
Depreciation	54.2
Gross profit	21.0
Capital expenditures	18.6
Gold Segment: | Minera Florida | Chile
Disclosure of operating segments [line items]
Revenue	154.8
Production costs and royalties	124.7
Depreciation	33.3
Gross profit	(3.2)
Capital expenditures	22.3
Other segment: | Pas Corp | Canada
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Production costs and royalties	0.0	0.0
Depreciation	0.4	0.4
Gross profit	(0.4)	(0.4)
Capital expenditures	4.5	0.3
Other segment: | Yamana Corp | Canada
Disclosure of operating segments [line items]
Revenue	0.2
Production costs and royalties	0.0
Depreciation	5.8
Gross profit	(5.6)
Capital expenditures	1.5
Other segment: | MARA | Argentina
Disclosure of operating segments [line items]
Revenue	0.0
Production costs and royalties	0.0
Depreciation	0.1
Gross profit	(0.1)
Capital expenditures	35.9
Other segment: | Navidad | Argentina
Disclosure of operating segments [line items]
Revenue		0.0
Production costs and royalties		0.0
Depreciation		0.0
Gross profit		0.0
Capital expenditures		0.1
Other segment: | Other
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Production costs and royalties	0.0	0.0
Depreciation	2.1	1.8
Gross profit	(2.1)	(1.8)
Capital expenditures	$ 2.7	$ 1.5